Bank borrowings (Tables)	12 Months Ended
Mar. 31, 2023
Bank borrowings
Schedule of analysis of bank borrowings

Bank borrowings are analyzed as follows:

	As of March 31,
	2022	2023
	RMB	RMB
	(in millions)
Current portion:
Short-term other borrowings (i)	8,841	7,466
Non-current portion:
US$4.0 billion syndicated loan denominated in US$ (ii)	25,331	27,393
Long-term other borrowings (iii)	12,913	24,630
	38,244	52,023

(i)
As of March 31, 2022 and 2023, the Company had short-term borrowings from banks which were repayable within one year or on demand and charged interest rates ranging from 0.6% to 12.5% and 1.6% to 12.5% per annum, respectively. As of March 31, 2022 and 2023, the weighted average interest rate of these borrowings was 2.8% and 2.7% per annum, respectively. The borrowings are primarily denominated in RMB.
(ii)
As of March 31, 2022 and 2023, the Company had a US$4.0 billion syndicated loan, which was initially entered into with a group of eight lead arrangers. The loan was priced at 85 basis points over LIBOR with maturity in May 2024. Certain related floating interest payments are hedged by certain interest rate swap contracts entered into by the Company. The proceeds of the loan were used for general corporate and working capital purposes (including acquisitions). In May 2023, the loan terms were modified such that the interest rate of the loan was adjusted to 80 basis points over Secured Overnight Financing Rate (“SOFR”) with a credit adjustment spread and the maturity of the loan was extended to May 2028 in July 2023.
(iii)
As of March 31, 2022 and 2023, the Company had long-term borrowings from banks with weighted average interest rates of 4.1% and 3.8% per annum, respectively. The borrowings are primarily denominated in RMB.

Schedule of borrowings under the credit facilities are due

As of March 31, 2023, the borrowings will be due according to the following schedule:

Principal amounts
RMB
(in millions)
Within 1 year	7,466
Between 1 to 2 years	30,057
Between 2 to 3 years	4,787
Between 3 to 4 years	2,570
Between 4 to 5 years	4,490
Beyond 5 years	10,159
59,529